AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 29, 2001

                                                              File No. 333-88287
                                                              File No. 811-09601

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2           /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 3                  /X/

                               FRIENDS IVORY FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               1209 ORANGE STREET
                           WILMINGTON, DELAWARE 19801
                           --------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 622-1428
                                                           --------------

                                  James Edwards
                               c/o SEI Corporation
                            Oaks, Pennsylvania 19456
                            ------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Thomas S. Harman, Esquire                 Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP               Morgan, Lewis & Bockius LLP
1800 M Street                             1701 Market Street
Washington, D.C.  20036-5869              Philadelphia, Pennsylvania  19103-2921

    It is proposed that this filing become effective (check appropriate box)
       -----------------------------------------------------------------
       /X/ Immediately upon filing pursuant to paragraph (b)
       / / On [date] pursuant to paragraph (b)
       / / 60 days after filing pursuant to paragraph (a)(1)
       / / 75 days after filing pursuant to paragraph (a)(2)
       / / on [date] pursuant to paragraph (a) of Rule 485
       -----------------------------------------------------------------

                                 ADVISOR SHARES

                                   PROSPECTUS

                                NOVEMBER 1, 2001



                               FRIENDS IVORY FUNDS

                       FRIENDS IVORY SOCIAL AWARENESS FUND
                  FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND

                               INVESTMENT ADVISER
                            FRIENDS IVORY & SIME PLC

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 [Friends Ivory &
                                    Sime LOGO]

                              ABOUT THIS PROSPECTUS

Friends Ivory Funds (Trust) is a mutual fund family that offers different classes of shares in separate socially responsible investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Advisor Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     PAGE
     RISK/RETURN INFORMATION COMMON TO THE FUNDS.....................2
     FRIENDS IVORY SOCIAL AWARENESS FUND.............................4
     FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND....................10
     MORE INFORMATION ABOUT RISK.....................................16
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................17
     INVESTMENT ADVISER..............................................18
     PORTFOLIO MANAGERS..............................................19
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..................26
     DIVIDENDS, DISTRIBUTIONS AND TAXES..............................26
     FINANCIAL HIGHLIGHTS............................................28
     HOW TO OBTAIN MORE INFORMATION ABOUT
         FRIENDS IVORY FUNDS.........................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In addition, the Funds' bias toward investing in socially responsible companies may cause them to underperform funds that operate without such constraints. In fact, no matter how good a job the investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

FRIENDS IVORY & SIME'S APPROACH TO SOCIALLY RESPONSIBLE INVESTING

The Funds' investment manager, Friends Ivory & Sime plc (Adviser), utilizes an investment approach that extends beyond the traditional obligation to safeguard return to include the use of money in a socially responsible manner. Friends Ivory & Sime's approach to socially responsible investing makes use of a screening process referred to as a positive social screen.
This positive social screen is implemented by Friends Ivory & Sime's Governance and Socially Responsible Investment (GSRI) Team. The investment process results in a list of companies that, in the view of the Funds' managers, will both meet their stated financial and investment criteria and provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, demonstrate corporate accountability and are proactive in improving human rights. The investment process also filters out companies with substantial involvement in military contracting, environmental damage or pollution, nuclear power and promoting tobacco, alcohol or gambling. Friends Ivory & Sime's GSRI Team has developed and continually updates the social screening criteria and ensures that each individual investment complies.

FRIENDS IVORY SOCIAL AWARENESS FUND

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital growth

INVESTMENT FOCUS                 U.S. common stocks

SHARE PRICE VOLATILITY           Medium

PRINCIPAL INVESTMENT STRATEGY    Purchasing primarily stocks of large,
                                 well-established companies with above-average growth potential that meet the Fund's ethical policy criteria

INVESTOR PROFILE                 Investors who can withstand the share price
                                 volatility associated with equity fund
                                 investing, and who want ethical factors to play a role in their investment portfolio

INVESTMENT STRATEGY

The Friends Ivory Social Awareness Fund invests primarily in common stocks issued by large, well-established U.S. companies that the Fund's investment manager, Friends Ivory & Sime plc, believes have above-average growth potential and that meet the Fund's ethical screening criteria. The portfolio is diversified across various industries and among eligible issuers.

The investment manager initially screens companies using core growth oriented investing criteria. It looks for companies which:

-       are expected to sustain above average growth in earnings per share;

-       have an improving business outlook; and

- are expected to demonstrate above average consistency in the progression of earnings per share.

ETHICAL POLICIES

Among the companies that meet these investment criteria, the investment manager's GSRI Team then searches out those companies whose products and services deliver real benefits to society or the natural environment, and whose practices demonstrate a commitment to corporate responsibility and shareholder dialogue. Such companies will typically have the following characteristics:

ENVIRONMENTAL CONCERN - The investment manager favors companies which produce environmentally responsible products and which demonstrate a commitment to environmental responsibility, high quality environmental reporting and environmental management systems (EMS). The investment manager also encourages companies which operate in high environmental-impact sectors to achieve high standards of environmental reporting and EMS.

SOCIALLY/ENVIRONMENTALLY RESPONSIBLE PRODUCTS - The investment manager favors companies whose products or services enhance or sustain society or the natural environment.

EQUAL OPPORTUNITY/DIVERSITY - The investment manager favors companies that have demonstrated a commitment to employee welfare, and encourages companies to adopt policies and practices that support this commitment. The investment manager also seeks to invest in companies which foster diversity in the workplace at all levels, and guarantee equal opportunities in terms of gender, ethnic origin and sexual orientation in hiring, promotion and purchasing from and subcontracting with outside vendors.

HUMAN RIGHTS - For companies in sectors particularly exposed to human rights issues, the investment manager favors companies that are proactive in improving human rights in their countries of operation. The investment manager encourages companies to adopt effective policies and practices on human rights to insure that issues are dealt with effectively.

The investment manager also focuses on companies which embody good corporate citizenship practices and which do not derive a significant percentage of their revenues from businesses relating to the production of alcohol, tobacco, gambling, military or weapons, pornography or nuclear power.

Stocks may be sold if they experience fundamental changes in their investment outlook, no longer meet the Fund's ethical criteria, or if a better investment opportunity arises.

The Fund has the ability to change the above ethical criteria as circumstances change without shareholder approval, but does not currently intend to do so.

PRINCIPAL RISKS OF INVESTING IN THE FRIENDS IVORY SOCIAL AWARENESS FUND

EQUITY RISK - Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETHICAL INVESTING RISK - The Fund's ethical standards will bar the Fund from investing in certain types of companies. As a result, the Fund may miss opportunities to invest in certain companies that are providing superior performance to the market as a whole. While these consequences may at times adversely affect Fund performance when compared to broad market indices or to similar funds managed without similar ethical investment constraints, the Fund may outperform these market indices and other funds over certain time periods.

INVESTMENT STYLE RISK - The manager's investment approach favors growth-oriented companies. Stocks of growth-oriented companies may underperform stocks of other types of companies (e.g., "value" stocks) during a given period. Also, the Fund has an investment focus on large capitalization companies, and the stocks of such companies may underperform those issued by smaller entities. As a result, the Fund may underperform funds with a value investing tilt or with a bias to smaller or mid-sized companies. The Fund is also subject to the risk that U.S. equity securities may underperform other segments of the world equity markets.

PERFORMANCE INFORMATION

A portion of the information set forth below represents the performance of the Adviser's predecessor private account, a substantial portion of which was transferred in-kind to the Fund at the outset of the Fund's operations in late 1999. This past performance has been adjusted to reflect expenses for the Advisor Shares of the Fund. Advisor Shares have different expenses than the private account, which will result in different performance. The Adviser's private account was not a registered mutual fund, so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the private account's performance may have been lower. Nevertheless, the Adviser believes that the private account was managed in a manner that is equivalent in all material respects as to objectives, policies, guidelines and restrictions to how the Fund is managed. The performance information provided was prepared in accordance with the standard Securities and Exchange Commission (SEC) average annual total return calculations. The performance information supplied by the Adviser has not been audited or verified, but the Trust believes that the information is reliable.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's predecessor account from year to year for the prior 4 calendar years.*


                     1997                    36.05%
                     1998                    32.34%
                     1999                    12.56%**
                     2000                   (14.17)%

                 BEST QUARTER            WORST QUARTER
                    25.93%                  (10.12)%
                 (12/31/98)                (9/30/98)


 * The Fund's total return from 1/1/01 to 9/30/01 was (27.63)%.

** A PRO RATA portion of the assets of the predecessor private account (approximately $27.7 million) was transferred to the Fund on December 28, 1999.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE STANDARD & POOR'S (S&P) 500 COMPOSITE INDEX.


                                                                  ONE YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------------------------
FRIENDS IVORY SOCIAL AWARENESS FUND - ADVISOR SHARES              (14.17)%              15.39%*
S&P 500 COMPOSITE INDEX                                            (9.11)%              18.32%**


* Fund performance includes the performance of the predecessor private account, which commenced operations on October 1, 1996. On December 28, 1999, the Fund acquired a pro rata portion of the assets of the private account. Information shown relating to the private account, which has been adjusted to reflect the expenses of the Fund.

**  Since October 1, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      ADVISOR SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                  0.75%
Distribution (12b-1) Fees                                 0.25%
Other Expenses                                            0.85%
                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.85%*


* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown above because the Fund's Adviser waived fees and/or reimbursed expenses in order to keep total operating expenses from exceeding 1.25% for Advisor Shares. This fee waiver remains in place as of the date of the prospectus, but the Adviser may discontinue all or part of its voluntary waiver at any time. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will be reduced as a result of these arrangements, thereby reducing the amount of waivers and/or expense reimbursements by the Adviser to maintain the expense ceilings discussed above.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR               3 YEARS             5 YEARS             10 YEARS
ADVISOR SHARES                 $188                 $582               $1,001               $2,169

FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital growth

INVESTMENT FOCUS                 European common stocks

SHARE PRICE VOLATILITY           Medium

PRINCIPAL INVESTMENT STRATEGY    Purchasing stocks of large capitalization
                                 European companies with above-average growth potential that meet the Fund's ethical policy criteria

INVESTOR PROFILE                 Investors who can withstand the share price
                                 volatility associated with international equity fund investing and who want ethical factors to play a role in their investment portfolio

INVESTMENT STRATEGY

The Friends Ivory European Social Awareness Fund invests primarily in common stocks issued by large, well-established European companies that the Fund's investment manager, Friends Ivory & Sime plc, believes have above-average growth potential and that meet the Fund's ethical screening criteria. The portfolio is diversified across various industries and among eligible issuers.

The Fund seeks to reduce risk by diversifying the Fund's portfolio across countries, issuers and industries. The investment manager will focus on stocks of companies located in the more developed European markets, including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom, and may invest in some emerging market issuers.

The investment manager initially screens companies using core growth oriented investing criteria. It looks for companies which:

-      are expected to sustain above average growth in earnings per share;

-      have an improving business outlook; and

- are expected to demonstrate above average consistency in the progression of earnings per share.

ETHICAL POLICIES

Among the companies that meet these investment criteria, the investment manager's GSRI Team then searches out those companies whose products and services deliver real benefits to society or the natural environment, and whose practices demonstrate a commitment to corporate responsibility and shareholder dialogue. Such companies will typically have the following characteristics:

ENVIRONMENTAL CONCERN - The investment manager favors companies which produce environmentally responsible products and which demonstrate a commitment to environmental responsibility, high quality environmental reporting and environmental management systems (EMS). The investment manager also focuses on companies which operate in high environmental-impact sectors to achieve high standards of environmental reporting and EMS.

SOCIALLY/ENVIRONMENTALLY RESPONSIBLE PRODUCTS - The investment manager favors companies whose products or services enhance or sustain society or the natural environment.

EQUAL OPPORTUNITY/DIVERSITY - The investment manager favors companies that have demonstrated a commitment to employee welfare, and encourages companies to adopt policies and practices that support this commitment. The investment manager also seeks to invest in companies which foster diversity in the workplace at all levels, and guarantee equal opportunities in terms of gender, ethnic origin and sexual orientation in hiring, promotion and purchasing from and subcontracting with outside vendors.

HUMAN RIGHTS - For companies in sectors particularly exposed to human rights issues, the investment manager favors companies that are proactive in improving human rights in their countries of operation. The investment manager encourages companies to adopt effective policies and practices on human rights to insure that issues are dealt with effectively.

The investment manager also focuses on companies which embody good corporate citizenship practices and which do not derive a significant percentage of their revenues from businesses relating to the production of alcohol, tobacco, gambling, military or weapons, pornography or nuclear power.

Stocks may be sold if they experience fundamental changes in their investment outlook, no longer meet the Fund's ethical criteria, or if a better investment opportunity arises.

The Fund has the ability to change the above ethical criteria as circumstances change without shareholder approval, but does not currently intend to do so.

PRINCIPAL RISKS OF INVESTING IN THE FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND

EQUITY RISK - Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETHICAL INVESTING RISK - The Fund's ethical standards will bar the Fund from investing in certain types of companies. As a result, the Fund may miss opportunities to invest in certain companies that are providing superior performance to the market as a whole. While these consequences may at times adversely affect Fund performance when compared to broad market indices or to similar funds managed without similar ethical investment constraints, the Fund may outperform these market indices and other funds over certain time periods.

FOREIGN SECURITY RISKS - Transaction costs in European countries are generally higher than those in the U.S., and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investing in foreign countries poses additional market risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, the Fund's investments in foreign countries are generally denominated in a foreign currency, and changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from events that otherwise affect the value of the security in the issuer's home country. The Fund at times may attempt to hedge against variations in foreign exchange rates.

INVESTMENT STYLE RISK - The manager's investment approach favors growth-oriented companies. Stocks of growth-oriented companies may underperform stocks of other types of companies (e.g., "value" stocks) during a given period. Also, the Fund has an investment focus on large capitalization companies, and the stocks of such companies may underperform those issued by smaller entities. As a result, the Fund may underperform funds with a value investing tilt or with a bias to smaller or mid-sized companies. The Fund is also subject to the risk that European equity securities may underperform other segments of the world equity markets.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund for one calendar year.*


                      2000                       (10.77)%

                   BEST QUARTER                WORST QUARTER
                      4.40%                       (7.94)%
                    (3/31/00)                    (9/30/00)


* The Fund's total return from 1/1/01 to 9/30/01 was (31.50)%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE INDEX.


                                                                 ONE YEAR     SINCE INCEPTION
---------------------------------------------------------------------------------------------
FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND - ADVISOR SHARES    (10.77)%       (10.77)%*
MSCI EUROPE INDEX                                                 (8.56)%        (8.56)%*


*    Since December 31, 1999.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Europe Index is a market value-weighted (higher market value stocks have more influence than lower market stocks) index of common stocks listed on the stock exchanges of countries in Europe.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum Sales Charge (Load) Imposed on Purchases                                 None
Maximum Deferred Sales Charge (Load)                                             None
Redemption Fee (as a percentage of amount redeemed, if applicable)*             2.00%
Exchange Fee                                                                     None


*    This fee only applies to shares sold within 30 days of their purchase date.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      ADVISOR SHARES
-------------------------------------------------------------------------
Investment Advisory Fees                                  0.85%
Distribution (12b-1) Fees                                 0.25%
Other Expenses                                            0.90%
                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                      2.00%*


* The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown above because the Fund's Adviser waived fees and/or reimbursed expenses in order to keep total operating expenses from exceeding 1.70% for the Advisor Shares. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its voluntary waiver at any time. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will be reduced as a result of these arrangements, thereby reducing the amount of waivers and/or expense reimbursements by the Adviser to maintain the expense ceilings discussed above.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR               3 YEARS             5 YEARS             10 YEARS
ADVISOR SHARES                 $203                 $627               $1,078               $2,327

MORE INFORMATION ABOUT RISK

MASTER/FEEDER OPTION

The Funds may in the future seek to achieve their investment objective by investing all of a Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Also, future Funds may be established as master/feeder funds. The initial shareholder of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Funds use under normal conditions and each Fund will normally invest at least 80% of its net assets in the types of securities described in this prospectus. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, the Funds cannot guarantee that either Fund will achieve its investment goal.

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

INVESTMENT ADVISER

Friends Ivory & Sime plc serves as the Adviser to the Friends Ivory Social Awareness Fund and the Friends Ivory European Social Awareness Fund. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

Effective September 30, 2001, Friends Ivory & Sime plc, previously the sub-adviser to the Friends Ivory European Social Awareness Fund, replaced Friends Ivory & Sime, Inc. as adviser to the Friends Ivory Funds and assumed day to day responsibility for the management of both Funds. Friends Ivory & Sime plc is the controlling shareholder of Friends Ivory & Sime, Inc. and employs an identical investment approach in managing the Funds as Friends Ivory & Sime, Inc. previously used.

The Board of Trustees of Friends Ivory Funds supervises the Adviser and establishes policies that the Adviser follows in its management activities.

As of September 30, 2001, the Adviser had approximately $50.1 billion in assets under management. For the fiscal year ended June 30, 2001, the Adviser received investment advisory fees from the Funds as follows:


     FRIENDS IVORY SOCIAL AWARENESS FUND                   0.15%
     FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND          0.55%


The Adviser intends to use up to 10% of the advisory fees it receives from the Funds to support charitable causes.

PORTFOLIO MANAGERS

The FRIENDS IVORY FUNDS are managed by a team of professionals based in London, England led by Ms. Debbie Clarke. She is a Fund Manager with Friends Ivory & Sime plc. Ms. Clarke has overall global responsibility for all of the regional equity teams at the firm. In 1998, Ms. Clarke joined London & Manchester Group plc, which was acquired by the Adviser in 1999. She has over 18 years of investment experience.

The team of managers for the FRIENDS IVORY SOCIAL AWARENESS FUND is led by MR. PETER KAYE. Mr. Kaye heads the Friends Ivory & Sime plc U.S. Equity team where he is responsible for portfolio management. Prior to joining Friends Ivory & Sime plc in 2001, Mr. Kaye was Director, U.S. Equities, at Merrill Lynch Investment Management where he was a senior equity fund manager. He has over 5 years of investment experience.

The team of managers for the FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND is led by MR. DAVID MOSS. He is currently a member of the Pan-European Large Company Research Team, specializing in the general retailing and beverage sectors. Mr. Moss joined the London & Manchester Group in 1996 as a Fixed Interest Analyst. In 1998, Mr. Moss began working on the UK Equities Team as an Analyst, specializing in seven sectors including retailers and media. He has over 6 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Advisor Shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-    Mail:        Friends Ivory Funds
                  P.O. Box 446
                  Portland, ME 04112
-    Telephone:   1-800-481-4404
-    Wire:        Bankers Trust Company
                  New York, NY
                  ABA: 021001033
                  DDA: 01-465-547
                  F/B/O Friends Ivory [Name of Fund]
                  Shareholder Account Number:
                  SSN:
-    Direct Deposit, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-800-481-4404. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Friends Ivory Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order (including a completed application and payment).

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern Time). So, in order for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before each Fund calculates its NAV (generally, 4:00 p.m., Eastern Time). The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

The Friends Ivory European Social Awareness Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in either Fund at least $2,500. To open an IRA account, you must invest at least $1,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Social Awareness and European Social Awareness Fund shares automatically through regular deductions from your account in amounts of at least $50 per month following your initial investment in the Funds.

HOW TO SELL YOUR FUND SHARES

Holders of the Funds may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-481-4404.

If you own your shares directly, you may sell your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-481-4404. The minimum amount for telephone redemptions is $250.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTION FEE

The Friends Ivory European Social Awareness Fund charges a redemption fee of 2.00% on redemptions of shares that have been held less than 30 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund. From time to time, the Fund may waive or modify the redemption fee for certain categories of investors.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the

PURCHASING, SELLING AND EXCHANGING FUND SHARES

protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of a redemption, you may be required to sell your shares. The account balance minimums are $1,000.

We will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the New York Stock Exchange restricts or halts trading, or as otherwise permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $100.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan for Advisor Shares that allows the Fund to pay distribution fees for the sale and distribution of Advisor Shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees for Advisor Shares, as a percentage of average daily net assets, are 0.25% for each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income at least annually.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive these distributions. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Funds. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, AND FOREIGN INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF A DIFFERENT FRIENDS IVORY FUND IS THE SAME AS A SALE.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio of the Friends Ivory European Social Awareness Fund.

THE FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND MAY BE ABLE TO PASS THROUGH TO YOU YOUR PRO RATA SHARE OF FOREIGN INCOME TAXES IT PAYS.


IN SUCH CASE, THE FUND WILL PROVIDE YOU WITH THE INFORMATION NECESSARY TO REFLECT SUCH FOREIGN TAXES ON YOUR FEDERAL INCOME TAX RETURN.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Advisor Shares of the Friends Ivory Social Awareness and Friends Ivory European Social Awareness Funds. This information is intended to help you understand the Trust's financial performance for the period of the Trust's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and




FINANCIAL HIGHLIGHTS
FRIENDS IVORY FUNDS - FOR THE PERIOD ENDED JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                NET
                       NET                  REALIZED AND                                 NET
                      ASSET       NET        UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS    ASSET
                      VALUE    INVESTMENT      GAINS       FROM NET        FROM         VALUE
                    BEGINNING    INCOME      (LOSS) ON    INVESTMENT      CAPITAL        END      TOTAL RETURN
                    OF PERIOD    (LOSS)     INVESTMENTS     INCOME         GAINS       OF PERIOD       +
--------------------------------------------------------------------------------------------------------------
SOCIAL AWARENESS FUND
ADVISOR SHARES
2001                  $9.70     $(0.03)       $(2.30)       $--           $--            $7.37        (24.02)%
2000(1)               10.00      (0.02)        (0.28)        --            --             9.70         (3.00)

EUROPEAN SOCIAL AWARENESS FUND
ADVISOR SHARES
2001                  $9.82     $(0.04)       $(2.75)       $(0.03)       $--            $7.00        (28.45)%
2000(2)               10.00       0.03         (0.21)        --            --             9.82         (1.80)


+     RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
++    INCLUSIVE OF DIRECTED BROKERAGE ARRANGEMENTS AND WAIVERS.
(1) SOCIAL AWARENESS FUND COMMENCED OPERATIONS ON 12/28/99. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) EUROPEAN SOCIAL AWARENESS FUND COMMENCED OPERATIONS ON 12/31/99. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with the Trust's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-481-4404.



                                                                                           RATIO OF NET
                                                                RATIO OF    RATIO OF NET   INVESTMENT
                                                                EXPENSES     INVESTMENT   INCOME (LOSS)
                                                    RATIO      TO AVERAGE      INCOME      TO AVERAGE
                           NET        RATIO      OF EXPENSES   NET ASSETS      (LOSS)      NET ASSETS
                          ASSETS   OF EXPENSES   TO AVERAGE   (EXCLUDING    TO AVERAGE    (EXCLUDING
                           END     TO AVERAGE    NET ASSETS   WAIVERS AND    NET ASSETS   WAIVERS AND   PORTFOLIO
                        OF PERIOD  NET ASSETS    (INCLUDING    DIRECTED     (INCLUDING     DIRECTED     TURNOVER
                          (000)      ++           WAIVERS)     BROKERAGE)     WAIVERS)    BROKERAGE)      RATE
----------------------------------------------------------------------------------------------------------------


                       $21,667      1.25%        1.26%        1.85%         (0.42)%        (1.01)%       34%
                        27,715      1.24         1.24         1.83          (0.44)         (1.03)        26



                       $19,821      1.70%        1.70%        2.00%         (0.38)%        (0.68)%       61%
                        24,842      1.70         1.70%        2.18           0.19          (0.29)        11

                               FRIENDS IVORY FUNDS

INVESTMENT ADVISER

Friends Ivory & Sime plc
100 Wood Street
London EC2V 7AN
England

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available upon request and without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 1, 2001 includes additional information about the Friends Ivory Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will contain each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-481-4404

BY MAIL:  Write to us at:
Friends Ivory Funds
P.O. Box 446
Portland, ME 04112

BY E-MAIL:  FIFUNDS@SEIC.COM

BY INTERNET:  www.friendsivoryfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Friends Ivory Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Friends Ivory Funds' Investment Company Act registration number is 811-09601.

FIS-PS-001-0100

                               FRIENDS IVORY FUNDS

                              INSTITUTIONAL SHARES

                                   PROSPECTUS

                                NOVEMBER 1, 2001

                       FRIENDS IVORY SOCIAL AWARENESS FUND
                  FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND

                               INVESTMENT ADVISER
                            FRIENDS IVORY & SIME PLC

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

Friends Ivory Funds (Trust) is a mutual fund family that offers different classes of shares in separate socially responsible investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                            PAGE
     RISK/RETURN INFORMATION COMMON TO THE FUNDS            2
     FRIENDS IVORY SOCIAL AWARENESS FUND                    4
     FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND           10
     MORE INFORMATION ABOUT RISK                            16
     MORE INFORMATION ABOUT FUND INVESTMENTS                17
     THE INVESTMENT ADVISER                                 18
     PORTFOLIO MANAGERS                                     19
     PURCHASING, SELLING AND EXCHANGING FUND SHARES         26
     DIVIDENDS, DISTRIBUTIONS AND TAXES                     28
     HOW TO OBTAIN MORE INFORMATION ABOUT
         FRIENDS IVORY FUNDS                                Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In addition, the Funds' bias toward investing in socially responsible companies may cause them to underperform funds that operate without such constraints. In fact, no matter how good a job the investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

FRIENDS IVORY & SIME'S APPROACH TO SOCIALLY RESPONSIBLE INVESTING

The Funds' investment manager, Friends Ivory & Sime plc (Adviser), utilizes an investment approach that extends beyond the traditional obligation to safeguard return to include the use of money in a socially responsible manner. Friends Ivory & Sime's approach to socially responsible investing makes use of a screening process referred to as a positive social screen. This positive social screen is implemented by Friends Ivory & Sime's Governance and Socially Responsible Investment (GSRI) Team. The investment process results in a list of companies that, in the view of the Funds' managers, will both meet their stated financial and investment criteria and provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, demonstrate corporate accountability and are proactive in improving human rights. The investment process also filters out companies with substantial involvement in military contracting, environmental damage or pollution, nuclear power and promoting tobacco, alcohol or gambling. Friends Ivory & Sime's GSRI Team has developed and continually updates the social screening criteria and ensures that each individual investment complies.

FRIENDS IVORY SOCIAL AWARENESS FUND

FUND SUMMARY

INVESTMENT GOAL                            Long-term capital growth

INVESTMENT FOCUS                           U.S. common stocks

SHARE PRICE VOLATILITY                     Medium

PRINCIPAL INVESTMENT STRATEGY              Purchasing primarily stocks of large,
                                           well-established companies with
                                           above-average growth potential that
                                           meet the Fund's ethical policy
                                           criteria

INVESTOR PROFILE                           Investors who can withstand the share
                                           price volatility associated with
                                           equity fund investing, and who want
                                           ethical factors to play a role in
                                           their investment portfolio

INVESTMENT STRATEGY

The Friends Ivory Social Awareness Fund invests primarily in common stocks issued by large, well-established U.S. companies that the Fund's investment manager, Friends Ivory & Sime plc, believes have above-average growth potential and that meet the Fund's ethical screening criteria. The portfolio is diversified across various industries and among eligible issuers.

The investment manager initially screens companies using core growth oriented investing criteria. It looks for companies which:

-   are expected to sustain above average growth in earnings per share;

-   have an improving business outlook; and

- are expected to demonstrate above average consistency in the progression of earnings per share.

ETHICAL POLICIES

Among the companies that meet these investment criteria, the investment manager's GSRI Team then searches out those companies whose products and services deliver real benefits to society or the natural environment, and whose practices demonstrate a commitment to corporate responsibility and shareholder dialogue. Such companies will typically have the following characteristics:

ENVIRONMENTAL CONCERN - The investment manager favors companies which produce environmentally responsible products and which demonstrate a commitment to environmental responsibility, high quality environmental reporting and environmental management systems

(EMS). The investment manager also encourages companies which operate in high environmental-impact sectors to achieve high standards of environmental reporting and EMS.

SOCIALLY/ENVIRONMENTALLY RESPONSIBLE PRODUCTS - The investment manager favors companies whose products or services enhance or sustain society or the natural environment.

EQUAL OPPORTUNITY/DIVERSITY - The investment manager favors companies that have demonstrated a commitment to employee welfare, and encourages companies to adopt policies and practices that support this commitment. The investment manager also seeks to invest in companies which foster diversity in the workplace at all levels, and guarantee equal opportunities in terms of gender, ethnic origin and sexual orientation in hiring, promotion and purchasing from and subcontracting with outside vendors.

HUMAN RIGHTS - For companies in sectors particularly exposed to human rights issues, the investment manager favors companies that are proactive in improving human rights in their countries of operation. The investment manager encourages companies to adopt effective policies and practices on human rights to insure that issues are dealt with effectively.

The investment manager also focuses on companies which embody good corporate citizenship practices and which do not derive a significant percentage of their revenues from businesses relating to the production of alcohol, tobacco, gambling, military or weapons, pornography or nuclear power.

Stocks may be sold if they experience fundamental changes in their investment outlook, no longer meet the Fund's ethical criteria, or if a better investment opportunity arises.

The Fund has the ability to change the above ethical criteria as circumstances change without shareholder approval, but does not currently intend to do so.

PRINCIPAL RISKS OF INVESTING IN THE FRIENDS IVORY SOCIAL AWARENESS FUND

EQUITY RISK - Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETHICAL INVESTING RISK - The Fund's ethical standards will bar the Fund from investing in certain types of companies. As a result, the Fund may miss opportunities to invest in certain companies that are providing superior performance to the market as a whole. While these consequences may at times adversely affect Fund performance when compared to broad market indices or to similar funds managed without similar ethical investment constraints, the Fund may outperform these market indices and other funds over certain time periods.

INVESTMENT STYLE RISK - The manager's investment approach favors growth-oriented companies. Stocks of growth-oriented companies may underperform stocks of other types of companies (e.g., "value" stocks) during a given period. Also, the Fund has an investment focus on large capitalization companies, and the stocks of such companies may underperform those issued by smaller entities. As a result, the Fund may underperform funds with a value investing tilt or with a bias to smaller or mid-sized companies. The Fund is also subject to the risk that U.S. equity securities may underperform other segments of the world equity markets.

PERFORMANCE INFORMATION

A portion of the information set forth below represents the performance of the Adviser's predecessor private account, a substantial portion of which was transferred in-kind to the Fund at the outset of the Fund's operations in late 1999. This past performance has been adjusted to reflect expenses for the Advisor Shares of the Fund. Advisor Shares have different expenses than the private account, which will result in different performance. The Adviser's private account was not a registered mutual fund, so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the private account's performance may have been lower. Nevertheless, the Adviser believes that the private account was managed in a manner that is equivalent in all material respects as to objectives, policies, guidelines and restrictions to how the Fund is managed. The performance information provided was prepared in accordance with the standard Securities and Exchange Commission (SEC) average annual total return calculations. The performance information supplied by the Adviser has not been audited or verified, but the Trust believes that the information is reliable.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's predecessor separate account from year to year for the prior 4 calendar years.* The performance has been adjusted to reflect the fees charged by the Advisor Shares. Since Advisor Shares are invested in the same portfolio of securities, returns for Institutional Shares will be substantially similar to those of the Advisor Shares, shown here, and will differ only to the extent that each class has different expenses.


                        1997                36.05%
                        1998                32.34%
                        1999                12.56%**
                        2000                (14.17)%

                    BEST QUARTER          WORST QUARTER
                       25.93%                (10.12)%
                     (12/31/98)              (9/30/98)


*   The Fund's total return from 1/1/01 to 9/30/01 was (27.63)%.

** A PRO RATA portion of the assets of the predecessor private account (approximately $27.7 million) was transferred to the Fund on December 28, 1999. As of November 1, 2001, Institutional Shares were not being offered for sale.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE STANDARD & POOR'S (S&P) 500 COMPOSITE INDEX.


                                                                          1 YEAR         SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
FRIENDS IVORY SOCIAL AWARENESS FUND - ADVISOR SHARES                     (14.17)%            15.39%*
S&P 500 COMPOSITE INDEX                                                   (9.11)%            18.32%**


* Fund performance includes the performance of the predecessor private account, which commenced operations on October 1, 1996. On December 28, 1999, the Fund acquired a PRO RATA portion of the assets of the private account. Information shown relating to the private account has been adjusted to reflect the expenses of the Fund.
**   Since October 1, 1996.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                   INSTITUTIONAL SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                  0.75%
Distribution (12b-1) Fees                                 None
Other Expenses                                            0.85%
                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.60%*


--------------------------------------------------------------------------------
* The Fund's actual total annual fund operating expenses for the current fiscal year should be less than the amounts shown above because the Fund's Adviser intends to waive fees and/or reimburse expenses in order to keep total operating expenses from exceeding 1.00% for Institutional Shares. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its voluntary waiver at any time. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will be reduced as a result of these arrangements, thereby reducing the amount of waivers and/or expense reimbursements by the Adviser to maintain the expense ceilings discussed above.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR               3 YEARS              5 YEARS             10 YEARS
INSTITUTIONAL SHARES              $163                 $505                 $871                $1,900

FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND

FUND SUMMARY

INVESTMENT GOAL                            Long-term capital growth

INVESTMENT FOCUS                           European common stocks

SHARE PRICE VOLATILITY                     Medium

PRINCIPAL INVESTMENT STRATEGY              Purchasing stocks of large
                                           capitalization European companies
                                           with above-average growth potential
                                           that meet the Fund's ethical policy
                                           criteria

INVESTOR PROFILE                           Investors who can withstand the share
                                           price volatility associated with
                                           international equity fund investing
                                           and who want ethical factors to play
                                           a role in their investment portfolio

INVESTMENT STRATEGY

The Friends Ivory European Social Awareness Fund invests primarily in common stocks issued by large, well-established European companies that the Fund's investment manager, Friends Ivory & Sime plc, believes have above-average growth potential and that meet the Fund's ethical screening criteria. The portfolio is diversified across various industries and among eligible issuers.

The Fund seeks to reduce risk by diversifying the Fund's portfolio across countries, issuers and industries. The investment manager will focus on stocks of companies located in the more developed European markets, including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom, and may invest in some emerging market issuers.

The investment manager initially screens companies using core growth oriented investing criteria. It looks for companies which:

-   are expected to sustain above average growth in earnings per share;

-   have an improving business outlook; and

- are expected to demonstrate above average consistency in the progression of earnings per share.

ETHICAL POLICIES

Among the companies that meet these investment criteria, the investment manager's GSRI Team then searches out those companies whose products and services deliver real benefits to society or the natural environment, and whose practices demonstrate a commitment to corporate responsibility and shareholder dialogue. Such companies will typically have the following characteristics:

ENVIRONMENTAL CONCERN - The investment manager favors companies which produce environmentally responsible products and which demonstrate a commitment to environmental responsibility, high quality environmental reporting and environmental management systems (EMS). The investment manager also focuses on companies which operate in high environmental-impact sectors to achieve high standards of environmental reporting and EMS.

SOCIALLY/ENVIRONMENTALLY RESPONSIBLE PRODUCTS - The investment manager favors companies whose products or services enhance or sustain society or the natural environment.

EQUAL OPPORTUNITY/DIVERSITY - The investment manager favors companies that have demonstrated a commitment to employee welfare, and encourages companies to adopt policies and practices that support this commitment. The investment manager also seeks to invest in companies which foster diversity in the workplace at all levels, and guarantee equal opportunities in terms of gender, ethnic origin and sexual orientation in hiring, promotion and purchasing from and subcontracting with outside vendors.

HUMAN RIGHTS - For companies in sectors particularly exposed to human rights issues, the investment manager favors companies that are proactive in improving human rights in their countries of operation. The investment manager encourages companies to adopt effective policies and practices on human rights to insure that issues are dealt with effectively.

The investment manager also focuses on companies which embody good corporate citizenship practices and which do not derive a significant percentage of their revenues from businesses relating to the production of alcohol, tobacco, gambling, military or weapons, pornography or nuclear power.

Stocks may be sold if they experience fundamental changes in their investment outlook, no longer meet the Fund's ethical criteria, or if a better investment opportunity arises.

The Fund has the ability to change the above ethical criteria as circumstances change without shareholder approval, but does not currently intend to do so.

PRINCIPAL RISKS OF INVESTING IN THE FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND

EQUITY RISK - Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETHICAL INVESTING RISK - The Fund's ethical standards will bar the Fund from investing in certain types of companies. As a result, the Fund may miss opportunities to invest in certain companies that are providing superior performance to the market as a whole. While these consequences may at times adversely affect Fund performance when compared to broad market indices or to similar funds managed without similar ethical investment constraints, the Fund may outperform these market indices and other funds over certain time periods.

FOREIGN SECURITY RISKS - Transaction costs in European countries are generally higher than those in the U.S., and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investing in foreign countries poses additional market risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, the Fund's investments in foreign countries are generally denominated in a foreign currency, and changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from events that otherwise affect the value of the security in the issuer's home country. The Fund at times may attempt to hedge against variations in foreign exchange rates.

INVESTMENT STYLE RISK - The manager's investment approach favors growth-oriented companies. Stocks of growth-oriented companies may underperform stocks of other types of companies (e.g., "value" stocks) during a given period. Also, the Fund has an investment focus on large capitalization companies, and the stocks of such companies may underperform those issued by smaller entities. As a result, the Fund may underperform funds with a value investing tilt or with a bias to smaller or mid-sized companies. The Fund is also subject to the risk that European equity securities may underperform other segments of the world equity markets.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, past performance does not necessarily indicate how the Fund will perform in the future.

As of November 1, 2001, Institutional Shares were not being offered for sale. This bar chart shows the performance of the Advisor Shares of the Fund for one calendar year.* The performance has been adjusted to reflect the fees charged by the Advisor Shares. Since Advisor Shares are invested in the same portfolio of securities, returns for Institutional Shares will be substantially similar to those of the Advisor Shares, shown here, and will differ only to the extent that each class has different expenses.


                     2000               (10.77)%

                 BEST QUARTER         WORST QUARTER
                     4.40%               (7.94)%
                   (3/31/00)            (9/30/00)


*  The Fund's total return from 1/1/01 to 9/30/01 was (31.50)%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE INDEX.


                                                                            ONE YEAR   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND - ADVISOR SHARES               (10.77)%      (10.77)%*
MSCI EUROPE INDEX                                                            (8.56)%       (8.56)%*


*    Since December 31, 1999.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Europe Index is a market value-weighted (higher market value stocks have more influence than lower market value stocks) index of common stocks listed on the stock exchanges of countries in Europe.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                None
Maximum Deferred Sales Charge (Load)                                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)*             2.00%
Exchange Fee                                                                    None


* This fee only applies to shares sold within 30 days of their purchase date.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                   INSTITUTIONAL SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                  0.85%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.90%
                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES                      1.75%*


--------------------------------------------------------------------------------
* The Fund's actual total annual fund operating expenses for the most current fiscal year should be less than the amounts shown above because the Fund's Adviser intends to waive fees and/or reimburse expenses in order to keep total operating expenses from exceeding 1.45% for the Institutional Shares. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its voluntary waiver at any time. The Adviser has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for direction to them of a portion of the Fund's brokerage transactions. It is anticipated that the Fund's expenses will be reduced as a result of these arrangements, thereby reducing the amount of waivers and/or expense reimbursements by the Adviser to maintain the expense ceilings discussed above.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR               3 YEARS              5 YEARS             10 YEARS
INSTITUTIONAL SHARES              $178                 $551                 $949                $2,062

MORE INFORMATION ABOUT RISK

MASTER/FEEDER OPTION

The Funds may in the future seek to achieve their investment objective by investing all of a Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Also, future Funds may be established as master/feeder funds. The initial shareholder of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that the Funds use under normal conditions and each Fund will normally invest at least 80% of its net assets in the types of securities described in this prospectus. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, the Funds cannot guarantee that either Fund will achieve its investment goal.

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

INVESTMENT ADVISER

Friends Ivory & Sime plc serves as the Adviser to the Friends Ivory Social Awareness Fund and the Friends Ivory European Social Awareness Fund. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

Effective September 30, 2001, Friends Ivory & Sime plc, previously the sub-adviser to the Friends Ivory European Social Awareness Fund, replaced Friends Ivory & Sime, Inc. as adviser to the Friends Ivory Funds and assumed day to day responsibility for the management of both Funds. Friends Ivory & Sime plc is the controlling shareholder of Friends Ivory & Sime, Inc. and employs an identical investment approach in managing the Funds as Friends Ivory & Sime, Inc. previously used.

The Board of Trustees of Friends Ivory Funds supervises the Adviser and establishes policies that the Adviser follows in its management activities.

As of September 30, 2001, the Adviser had approximately $50.1 billion in assets under management. For its services to the Funds, the Adviser is entitled to receive investment advisory fees from the Funds as follows:


     FRIENDS IVORY SOCIAL AWARENESS FUND                   0.15%
     FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND          0.55%


The Adviser intends to use up to 10% of the advisory fees it receives from the Funds to support charitable causes.

PORTFOLIO MANAGERS

The FRIENDS IVORY FUNDS are managed by a team of professionals based in London, England led by Ms. Debbie Clarke. She is a Fund Manager with Friends Ivory & Sime plc. Ms. Clarke has overall global responsibility for all of the regional equity teams at the firm. In 1998, Ms. Clarke joined London & Manchester Group plc, which was acquired by the Adviser in 1999. She has over 18 years of investment experience.

The team of managers for the FRIENDS IVORY SOCIAL AWARENESS FUND is led by MR. PETER KAYE. Mr. Kaye heads the Friends Ivory & Sime plc U.S. Equity team where he is responsible for portfolio management. Prior to joining Friends Ivory & Sime plc in 2001, Mr. Kaye was Director, U.S. Equities, at Merrill Lynch Investment Management where he was a senior equity fund manager. He has over 5 years of investment experience.

The team of managers for the FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND is led by MR. DAVID MOSS. He is currently a member of the Pan-European Large Company Research Team, specializing in the general retailing and beverage sectors. Mr. Moss joined the London & Manchester Group in 1996 as a Fixed Interest Analyst. In 1998, Mr. Moss began working on the UK Equities Team as an Analyst, specializing in seven sectors including retailers and media. He has over 6 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-        Mail:  Friends Ivory Funds
                P.O. Box 446
                Portland, ME 04112
-    Telephone: 1-800-481-4404

-    Wire:      Bankers Trust Company
                New York, NY
                ABA: 021001033
                DDA: 01-465-547
                F/B/O Friends Ivory [Name of Fund]
                Shareholder Account Number:
                SSN:
-    Direct Deposit, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-800-481-4404. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Friends Ivory Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order (including a completed application and payment).

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern Time). So, in order for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before each Fund calculates its NAV (generally, 4:00 p.m., Eastern Time). The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Friends Ivory European Social Awareness Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in either Fund at least $250,000.

Your subsequent investments in any Fund must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.


HOW TO SELL YOUR FUND SHARES

Holders of the Funds may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-481-4404.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-481-4404.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTION FEE

The Friends Ivory European Social Awareness Fund charges a redemption fee of 2.00% on redemptions of shares that have been held less than 30 days. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund. From time to time, the Fund may waive or modify the redemption fee for certain categories of investors.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of a redemption, you may be required to sell your shares. The account balance minimums are $250,000.

We will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

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SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when the New York Stock Exchange restricts or halts trading, or as otherwise permitted by the SEC. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Institutional Shares of the Funds. SIDCo. receives no compensation for distributing the Fund's Institutional Shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income annually.

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Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive these distributions. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Funds. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL, AND FOREIGN INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF A DIFFERENT FRIENDS IVORY FUND IS THE SAME AS A SALE.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio of the Friends Ivory European Social Awareness Fund.

THE FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND MAY BE ABLE TO PASS THROUGH TO YOU YOUR PRO RATA SHARE OF FOREIGN INCOME TAXES IT PAYS. IN SUCH CASE, THE FUND WILL PROVIDE YOU WITH THE INFORMATION NECESSARY TO REFLECT SUCH FOREIGN TAXES ON YOUR FEDERAL INCOME TAX RETURN.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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                               FRIENDS IVORY FUNDS

INVESTMENT ADVISER

Friends Ivory & Sime plc
100 Wood Street
London EC2V 7AN
England

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available upon request and without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November 1, 2001 includes additional information about the Friends Ivory Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will contain each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-481-4404

BY MAIL: Write to us at:
Friends Ivory Funds
P.O. Box 446
Portland, ME 04112

BY E-MAIL: fifunds@seic.com

BY INTERNET: www.friendsivoryfunds.com

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FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Friends Ivory Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Friends Ivory Funds' Investment Company Act registration number is 811-09601.





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                               FRIENDS IVORY FUNDS

                       FRIENDS IVORY SOCIAL AWARENESS FUND
                  FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND


                               INVESTMENT ADVISER:
                            FRIENDS IVORY & SIME PLC


This Statement of Additional Information is not a prospectus and relates only to the Friends Ivory Social Awareness Fund ("Social Awareness") and the Friends Ivory European Social Awareness Fund ("European Social Awareness") (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Friends Ivory Funds (the "Trust"), and should be read in conjunction with the Funds' Prospectus dated November 1, 2001. The Prospectus may be obtained without charge by calling 1-800-481-4404.

                                TABLE OF CONTENTS

THE TRUST...................................................................   2
INVESTMENT OBJECTIVES.......................................................   2
INVESTMENT POLICIES.........................................................   2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.......................   4
INVESTMENT LIMITATIONS......................................................  10
THE ADVISER.................................................................  12
DISTRIBUTION AND SHAREHOLDER SERVICES.......................................  14
TRUSTEES AND OFFICERS OF THE TRUST..........................................  15
COMPUTATION OF YIELD AND TOTAL RETURN.......................................  16
PURCHASE AND REDEMPTION OF SHARES...........................................  17
DETERMINATION OF NET ASSET VALUE............................................  18
TAXES.......................................................................  18
PORTFOLIO TRANSACTIONS......................................................  21
VOTING......................................................................  22
CUSTODIAN...................................................................  23
LEGAL COUNSEL...............................................................  23

November 1, 2001

FIS-SX-002-0100

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THE TRUST

This Statement of Additional Information relates only to the Social Awareness Fund and European Social Awareness Fund (each a "Fund" and, together the "Funds"). Each is a separate series of the Trust, an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 14, 1999. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of funds. Each portfolio is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that portfolio. Shareholders may purchase shares through two separate classes, Institutional Shares and Advisor Shares, which provide for variations in distribution and shareholder servicing costs, transfer agent fees, voting rights and dividends. Except for these differences between the Institutional Shares and the Advisor Shares, each share of each series represents an equal proportionate interest in that series. Institutional Shares are not currently available to investors. Please see "Description of Shares" for more information.

INVESTMENT OBJECTIVES

FRIENDS IVORY SOCIAL AWARENESS FUND -- The Social Awareness Fund seeks long-term capital growth.

FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND -- The European Social Awareness Fund seeks long-term capital growth.

INVESTMENT POLICIES

FRIENDS IVORY SOCIAL AWARENESS FUND--The Social Awareness Fund invests primarily in a diversified portfolio of common stocks of U.S. issuers that the Adviser believes have above-average earnings growth potential and that meet the Fund's ethical screening criteria. The Fund seeks to purchase securities that are well diversified across industries and issuers. The Fund will limit its exposure to any single issuer to a maximum of 10% of its assets. The Fund expects its investments to emphasize large capitalization (companies with market capitalizations of over $1 billion) core growth companies, but will typically invest in companies with market capitalizations of over $10 billion. Any remaining assets may be invested in other equity securities, including convertible and preferred stocks, warrants and rights to purchase common stocks, and the Fund may invest up to 10% of its total assets in American Depository Receipts ("ADRs"). The Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Fund may purchase shares of other investment companies and foreign securities, and may engage in securities lending transactions.

The Fund's investment manager, Friends Ivory & Sime plc ("FIS"), utilizes an investment approach of socially responsible investing. The investment process entails performing a disciplined bottom-up analysis to identify a company's earnings and growth potential. FIS then employs fundamental analyses to identify companies that qualify for further in-depth analysis, including consideration of their current and historic earnings trends, quality of management, recent developments and shareholder value. After appropriate companies have been identified, FIS" Ethics Team conducts social screens based on the Fund's ethical policies. This investment process results in a list of companies that provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, and demonstrate corporate accountability. The investment process also filters out companies engaged in military contracting, environmental damage or pollution, and promoting tobacco, alcohol or gambling. FIS has developed and continually updates the social screening criteria and ensures that each individual investment complies. The result is a portfolio of companies, which are continually reviewed to determine whether they meet the established ethical and investment criteria. If an issuer is found to have breached the ethical criteria, the Fund will sell the investment within 90 days of the discovery of the breach.

Applicable SEC regulations governing the use of certain mutual fund names require that FIS must invest a minimum of 80% of the Social Awareness Fund's assets in securities that meet FIS' "socially responsible investing" screening

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criteria. As a practical matter, however, FIS invests 100% of the Fund's assets in a manner consistent with its socially responsible investing screening criteria.

FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND -- The European Social Awareness Fund invests primarily in a diversified portfolio of equity securities of issuers located in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom that meet the Fund's ethical screening criteria. The Fund may also invest up to 10% of its assets in securities of European emerging market issuers.

The securities purchased by the Fund will be listed on recognized foreign exchanges, but securities may be purchased in over-the-counter markets or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Fund expects its investments to emphasize large capitalization (companies with market capitalizations of over $1 billion) growth companies.

The Fund may also invest in warrants and rights to purchase common stocks, convertible and preferred stocks, and securities of other investment companies. Although permitted to do so, the Fund does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

The Fund's investment manager, FIS, utilizes an investment approach of socially responsible investing. The investment process entails performing a disciplined bottom-up analysis to identify a company's earnings and growth potential. FIS then employs fundamental analyses to identify companies that qualify for further in-depth analysis, including consideration of their current and historic earnings trends, quality of management, recent developments and shareholder value. After appropriate companies have been identified, FIS' Ethics Team conducts social screens based on the Fund's ethical policies. This investment process results in a list of companies that provide quality products that enhance or sustain society or the environment, pursue diversity and progressive employment practices, protect the environment, and demonstrate corporate accountability. The investment process also filters out companies engaged in military contracting, environmental damage or pollution, and promoting tobacco, alcohol or gambling. FIS has developed and continually updates the social screening criteria and ensures that each individual investment complies. The result is a portfolio of companies, which are continually reviewed to determine whether they meet the established ethical and investment criteria. If an issuer is found to have breached the ethical criteria, the Fund will sell the investment within 90 days of the discovery of the breach.

Applicable SEC regulations governing the use of certain mutual fund names require that FIS must invest a minimum of 80% of the European Social Awareness Fund's assets in securities of issuers located in the above listed countries that meet FIS' "socially responsible investing" screening criteria. As a practical matter, however, while FIS may invest up to 20% of the Fund's assets in securities of issuers located outside of these counties, it invests 100% of the Fund's assets in a manner consistent with its socially responsible investing screening criteria.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

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Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO"), repurchase agreements involving the foregoing securities), shares of money market investment companies and cash.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., CMOs, REMICs, IOs and POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs, and
CATs). See elsewhere in the "Description of Permitted Investments" for discussions of these various instruments.

EQUITY SECURITIES

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which an equity Fund invests will cause the net asset value of the Fund to fluctuate. An investment in an equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations. Equity securities are the principal investments of the Funds.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The European Social Awareness Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

HEDGING

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Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or "over the counter." Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

It is possible that an annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. Under normal circumstances a typical turnover for similar accounts run by the Adviser has been 30%-50%.

REITS

The Funds may invest in real estate investment trusts ("REITs"), which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940 ("1940 Act").

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933 ("1933 Act"). Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 102% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Before entering into any securities lending transactions, the Funds will adopt procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SECURITIES OF FOREIGN ISSUERS

The Funds may invest in securities of foreign issuers with a strong U.S. trading presence and in sponsored and unsponsored ADRs. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Moreover, investments in emerging market nations may be considered speculative, and there may be a greater potential for nationalization, expropriation or adverse diplomatic developments (including war) or other events which could adversely effect the economies of such countries or investments in such countries. Securities of foreign issuers are the principal investments of the Friends Ivory European Social Awareness Fund.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of a Fund's assets in certain securities, subject to 60 days prior notice to shareholders.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Unregistered securities sold in reliance on the exemption from registration in
Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

The Social Awareness Fund will:

6. Invest, under normal conditions, at least 80% of its total assets in securities that meet the Adviser's socially responsible investing screening criteria.

The European Social Awareness Fund will:

7. Invest, under normal conditions, at least 80% of its total assets in securities of issuers located in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland and the United Kingdom that meet the Adviser's socially responsible investing screening criteria.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 1, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers.

FRIENDS IVORY SOCIAL AWARENESS FUND:

              NAME AND ADDRESS                      NUMBER OF SHARES            PERCENT OF FUND TOTAL
              ----------------                      ----------------            ---------------------
Friends Provident Life                                 2,771,792                       92.99%
Attn: Cliff Buckman Non Linked Funds
Dorking
Surrey RH4 1QA
England
United Kingdom

FRIENDS IVORY EUROPEAN SOCIAL AWARENESS FUND:

              NAME AND ADDRESS                      NUMBER OF SHARES            PERCENT OF FUND TOTAL
              ----------------                      ----------------            ---------------------
Friends Provident Life                                  2,508,090                       92.31%
Attn: Cliff Buckman Non Linked Funds
Dorking
Surrey RH4 1QA
England
United Kingdom

THE ADVISER

Effective September 30, 2001, FIS, previously the sub-adviser to the European Social Awareness Fund, became the adviser to both that Fund and the Social Awareness Fund. FIS replaced Friends Ivory & Sime, Inc. as adviser to the Friends Ivory Funds and assumed day-to-day responsibility for the management of both Funds. FIS is the controlling shareholder of Friends Ivory & Sime, Inc. and employs an identical investment approach in managing the Funds as Friends
Ivory & Sime, Inc. previously used.

FIS, 100 Wood Street, London ECZV 7AN England, is a professional investment management firm founded on May 2, 1975. Friends Provident Life Assurance is the parent company of FIS. As of September 30, 2001, FIS had discretionary management authority with respect to approximately $50.1 billion of assets.

FIS serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its advisory services, FIS is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the aggregate average daily net assets of each Fund):

Social Awareness Fund                                        0.75%
European Social Awareness Fund                               0.85%

FIS has voluntarily agreed to waive fees and to reimburse expenses in order to keep the total operating expenses from exceeding 1.25% and 1.70% for the Advisor Shares of the Social Awareness and European Social Awareness Funds, respectively. FIS has voluntarily agreed to waive fees and to reimburse expenses in order to keep the total operating expenses from exceeding 1.00% and 1.45% for the Institutional Shares of the Social Awareness and European Social Awareness Funds, respectively. The Adviser may discontinue all or part of its voluntary waiver at any time. FIS has an arrangement with certain broker-dealers who have agreed to pay certain Fund expenses in return for direction to them of a portion of the Fund's brokerage transactions. It is anticipated that each Fund's expenses will be reduced as a result of these arrangements, thereby reducing the amount of waivers and/or expense reimbursements by FIS to maintain the expense ceilings. Each Fund's performance may be increased as a result of the reductions in each Fund's expenses.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For the fiscal period ended June 30, 2000 and the fiscal year ended June 30, 2001, the Trust paid the Adviser fees as follows:

FUND                                                             FEES PAID                      FEE WAIVERS
----                                                               (000)                           (000)

                                                            2000           2001             2000          2001
                                                          -----------------------         ---------------------
Social Awareness Fund                                      $103*           $ 39             $81*         $146
European Social Awareness Fund                             $105**          $125             $59**         $65

----------------------
*  Commenced operations on December 28, 1999.
** Commenced operations on December 31, 1999.


THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for an Initial Term of three (3) years after the effective date of the agreement and thereafter, for successive periods of two (2) years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The continuance of the Administration Agreement must be specifically approved at least annually: (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. This Agreement may be terminated only: (a) by the mutual written agreement of the parties; (b) by either party hereto on 90 days' written notice, as of the end of the Initial Term or the end of any Renewal Term; (c) by either party hereto on such date as is specified in written notice given by the terminating party, in the event of a material breach of this Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to any Fund or the Trust, effective upon the liquidation of such Fund or the Trust, as the case may be. For purposes of this Agreement, the term "liquidation" shall mean a transaction in which the assets of the Administrator, the Trust or a Fund are sold or otherwise disposed of and proceeds therefrom are distributed in cash to the shareholders in complete liquidation of the interests of such shareholders in the entity.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Expedition Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., First Focus Funds, Inc., HighMark Funds, Huntington Funds, Huntington VA Funds, Johnson Family Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Trust's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For the fiscal period ended June 30, 2000 and the fiscal year ended June 30, 2001, the Trust paid fees to SEI Management as follows:

FUND                                                             FEES PAID                     FEES WAIVED
----                                                               (000)                    (REIMBURSED) (000)
                                                            2000           2001             2000          2001
                                                          -----------------------         ---------------------
Social Awareness Fund                                       $43*            $85             None          None
European Social Awareness Fund                              $42**           $85             None          None

------------------
*  Commenced operations on December 28, 1999.
** Commenced operations on December 31, 1999.

DISTRIBUTION AND SHAREHOLDER SERVICES

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan (the "Plan") for the Advisor Shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees, as defined in the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Trust will pay a fee of up to 0.25% of the average daily net assets of each Fund's Advisor Shares that the Distributor can use to compensate broker-dealers and service providers, including SEI Investments Distribution Co. and its affiliates, which provide distribution-related services to the Funds' Advisor shareholders or their customers who beneficially own Advisor Shares.

The distribution-related services that may be provided under the Plan include shareholder services such as establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; and automatically investing customer account cash balances.

Except to the extent that the Adviser benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal period ended June 30, 2000 and the fiscal year ended June 30, 2001, the Trust paid fees pursuant to the Plan to the Distributor as follows:

FUND                                                              FEES PAID
----                                                                (000)
                                                              2000          2001
                                                            ----------------------
Social Awareness Fund                                         $34*          $62
European Social Awareness Fund                                $31**         $56

------------------
*  Commenced operations on December 28, 1999.
** Commenced operations on December 31, 1999.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

TRUSTEES


STEPHEN VIEDERMAN (DOB 03/21/35) - Trustee - Former President and Director, Jessie Smith Noyes Foundation (Philanthropy) since 1986, Retired at the end of March 2000.

MARK BOLES (DOB 05/25/60) - Trustee - Teacher, Perth Amboy Adult School since 1995; Teacher, St. Anthony's High School, 1994-1995.

VIDETTE BULLOCK MIXON (DOB 08/27/52) - Trustee - Director of Corporate Relations and Social Concerns, General Board of Pension and Health Benefits, the United Methodist Church, since May 1981.

OFFICERS


JOHN EDWARDS (DOB 11/29/61) - President - Senior Vice President, National Sales Manager and Director of Friends Ivory & Sime, Inc. since 1992.

MANJIT BASI (DOB 09/03/60) - Vice President - Director of Client Communications of Friends Ivory & Sime plc since 1997. Fund Manager, Singer & Friedlander, 1995-1997.

DEBBIE CLARKE (DOB 04/27/61) - Vice President - Fund Manager, Friends Ivory & Sime plc since 1999. Fund Manager, London & Manchester Insurance, 1983-1999.

SHERRY KAJDAN VETTERLEIN (DOB 6/22/62) - Vice President and Secretary- Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

JAMES F. VOLK (DOB 08/28/62) - Treasurer - Accounting Director of the Administrator since 1996. Assistant Chief Accountant, U.S. Securities and Exchange Commission, Division of Investment Management, 1993-1996.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68)-- Vice President and Assistant Secretary
- Vice President and Assistant Secretary of the Administrator and Distributor since September 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate at Pepper Hamilton LLP, 1997-1998. Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol, 1994-1997.

TIMOTHY D. BARTO (DOB 3/28/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 1999. Associate at Dechert Price & Rhoads, 1997-1999). Associate at Richter, Miller & Finn (1994-1997.


---------------------------
* A Trustee who is an "interested person" as defined in the 1940 Act.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust compensates the Independent Trustees in the amount of $2,000 per meeting, ($8,000 per year if all meetings attended), plus reimbursement for all out-of-pocket expenses. For the fiscal year ended June 30, 2001, the Trust paid the following amount to the Trustees:


                                                                                                             TOTAL
                                                                                                          COMPENSATION
                                                                   PENSION OR                                FROM
                                             AGGREGATE             RETIREMENT                            REGISTRANT AND
                                           COMPENSATION             BENEFITS           ESTIMATED         TRUST COMPLEX
                                               FROM                ACCRUED AS           ANNUAL              PAID TO
NAME OF PERSON, POSITION                  REGISTRANT FOR             PART OF           BENEFITS           TRUSTEES FOR
                                           FISCAL YEAR                FUND               UPON             FISCAL YEAR
                                           ENDED 6/30/01            EXPENSES          RETIREMENT        ENDED 6/30/01
-------------------------------------    ------------------      ---------------    --------------     -----------------
Stephen Viederman, Trustee                    $9,000                   $0                $0               $9,000 for
                                                                                                        services on 1
                                                                                                            board
Mark Boles, Trustee                           $9,000                   $0                $0               $9,000 for
                                                                                                        services on 1
                                                                                                            board
Vidette Bullock Mixon, Trustee                $9,000                   $0                $0               $9,000 for
                                                                                                        services on 1
                                                                                                            board

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

Based on the foregoing, the average annual total return for each Fund from inception through June 30, 2001 and for the one year period July 1, 2000 through June 30, 2001, were as follows:

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                             ---------------------------
FUND                                                      ONE YEAR         SINCE INCEPTION
----                                                      --------         ---------------
Social Awareness Fund                                     (24.02)%            (18.32)%*
European Social Awareness Fund                            (28.45)%            (20.97)%**

-------------------------
*  Commenced operations on December 28, 1999.
** Commenced operations on December 31, 1999.

From time to time, the performance of the Funds may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through Forum Financial Group (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase and redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by a Fund.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If there is no readily ascertainable market value for a security, the Administrator will make a good faith determination as to the "fair value" of the security.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.

TAXES


FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local, or foreign tax liabilities.

The discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

A Fund's transactions in futures contracts, options, and certain other investment activities (including investments in passive foreign investment companies (PFICs)), may be subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding period's of a Fund's assets, convert short-term capital losses into long term capital losses, or otherwise affect the character of a Fund's net income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of each Fund and its shareholders.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxable to shareholders as an ordinary dividend, and any losses will reduce a Fund's ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes and may result in a gain or loss to you. In general, for a shareholder who is not a dealer in securities, the gain or loss will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

In certain cases, a Fund will be required to withhold, at the applicable rate, and to remit to the United States Treasury the withheld amount of any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not provided the Fund with the taxpayer certifications required by the IRS in order to prevent backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

The European Social Awareness Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporation, the Fund may elect to pass-through to you're your pro-rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to reflect foreign taxes paid on your individual income tax return if it makes this election.


A Fund may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (a "Tax-Free In-Kind Purchase"). A Tax-Free In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares ("Tax-Free In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of a Tax-Free In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after a Tax-Free In-Kind Purchase, the amount of the gain may be taxable to new shareholders as well as to Tax-Free In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on Tax-Free In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, Tax-Free In-Kind Investors will be unable to utilize the loss to offset gains, but, because a Tax-Free In-Kind Purchase will not result in any gains, the inability of Tax-Free In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses, to the extent such losses are not limited under the Code. The Adviser cannot predict whether securities acquired in any Tax-Free In-Kind Purchase will have unrealized gains or losses on the date of the Tax-Free In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. State and local tax treatment of fund distributions varies depending upon state law and shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the Funds.

PORTFOLIO TRANSACTIONS

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal period ended June 30, 2000 and the fiscal year ended June 30, 2001, the Trust paid the following brokerage fees:

                                                                      TOTAL $                                % OF TOTAL
                                                                     AMOUNT OF          % OF TOTAL            BROKERED
                                                                     BROKERAGE           BROKERAGE          TRANSACTIONS
FUND                                      TOTAL $ AMOUNT OF         COMMISSIONS         COMMISSIONS           EFFECTED
----                                          BROKERAGE               PAID TO             PAID TO             THROUGH
                                             COMMISSIONS             AFFILIATES         AFFILIATES           AFFILIATES

                                          2000          2001        2000     2001        2000       2001      2000      2001
                                        ---------------------       -------------        ---------------      --------------
Social Awareness Fund                   $19,415*      $16,676        $0*      $0          0%*        0%       0%*        0%

European Social Awareness Fund          $18,622**     $49,188        $0**     $0          0%**       0%       0%**       0%

---------------------------------------
*  Commenced operations on December 28, 1999.
** Commenced operations on December 31, 1999.

The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of June 30, 2001, the Trust held securities from the following issuer:

FUND                            TYPE OF SECURITY             NAME OF ISSUER               AMOUNT
----                            ----------------             --------------               -------
Social Awareness Fund           Common Stock                 J.P. Morgan Chase & Co.      405,860


CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Advisor Class Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. All consideration received by the Trust for shares of any portfolio or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

CUSTODIAN

J.P. Morgan Chase & Co. acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the1940 Act.

INDEPENDENT AUDITORS

Ernst & Young LLP, 2 Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serves as independent auditors to the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, DC 20036, serves as counsel to the Trust.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended June 30, 2001, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference from the Trust's 2001 Annual Report. A copy of the 2001 Annual Report must accompany the delivery of this Statement of Additional Information.

PART C:  OTHER INFORMATION

Item 23.  Exhibits:

      (a)(1) Certificate of Trust dated September 29, 1999, is incorporated by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0001047469-99-037533) on October 1, 1999.

      (a)(2) Declaration of Trust of Friends Ivory Funds, dated September 29, 1999, is incorporated by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0001047469-99-037533) on October 1, 1999.

      (b) By-Laws are incorporated by reference to Exhibit (b) of the Registrant's Initial Registration Statement as filed via EDGAR (Accession No. 0001047469-99-037533) on October 1, 1999.

      (c) Instruments defining rights of Security Holders incorporated by reference to the Declaration of Trust of Friends Ivory Funds, filed via EDGAR (Accession No. 0001047469-99-037533) on October 1, 1999 as Exhibit (a)(2) to the Registrant's Initial Registration Statement on October 1, 1999, and the By-Laws, filed via EDGAR (Accession No. 0001047469-99-037533) on October 1, 1999
               as Exhibit (c) to the Registrant's Initial Registration Statement on October 1, 1999.

      (d)(1) Investment Advisory Agreement between the Registrant and Friends Ivory & Sime, Inc. dated December 16, 1999 is hereby incorporated by reference to Exhibit (d)(1) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No.
               0000912057-00-046063) on October 26, 2000.

      (d)(2) Assignment and Assumption Agreement dated September 30, 2001 between Friends Ivory & Sime, Inc. and Friends Ivory & Sime plc is filed herewith.

      (e) Distribution Agreement between the Registrant and SEI Investments Distribution Company dated December 16, 1999 is hereby incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

      (f)      Not applicable.

      (g) Custodian Agreement between the Registrant and J.P. Morgan Chase (formerly Chase Manhattan Bank) dated December 23, 1999 is hereby incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

      (h)(1) Administration Agreement between the Registrant and SEI Investments Mutual Funds Services dated December 16, 1999 is hereby incorporated by reference to Exhibit (h)(1) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

      (h)(2) Transfer Agency Agreement between the Registrant and Forum Financial Services dated December 30, 1999 is hereby incorporated by reference to Exhibit (h)(2) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No.
               0000912057-00-046063) on October 26, 2000.

      (i)      Opinion and Consent of Counsel is filed herewith.

      (j)      Consent of Independent Accountants is filed herewith.

      (k)      Not applicable.

      (l)      Not applicable.

      (m) Distribution Plan for the Retail Shares of the Friends Ivory Funds (Rule 12b-1 Plan) is incorporated by reference to Exhibit
               (m) of the Registrant's Pre-Effective Amendment as filed via EDGAR on December 22, 1999.

      (n)      Not applicable.

      (o) Rule 18f-3 Multiple Class Plan is incorporated by reference to Exhibit (o) of the Registrant's Pre-Effective Amendment as filed via EDGAR on December 22, 1999.

      (p)(1) Trust's Code of Ethics dated March 13, 2000 is hereby incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

      (p)(2) Code of Ethics of Friends Ivory & Sime plc dated December 31, 1999 is hereby incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

      (p)(3) Code of Ethics of SEI Investments Company, as amended December 2000, is hereby incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance Products Trust's Registration Statement on Form N-1A (File Nos. 333-70013 and 811-09183), filed via EDGAR with the SEC (Accession No. 0000912057-01-511209) on April 30, 2001.

      (q) Powers of Attorney for James Edwards, Stephen Viederman, Mark Boles, Vidette Bullock Mixon, and James F. Volk dated September 2001 are filed herewith.

Item 24.  Persons Controlled by or under Common Control with the Trust

        Not applicable.

Item 25.  Indemnification

Article III, Section 8. of the Declaration of Trust filed as Exhibit (a)(2) to the Trust's Initial Registration Statement on October 1, 1999, is incorporated herein by reference.

         SECTION 8. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series or Class of which such Person is or was a Shareholder and from or in relation to which such liability arose.

Article XI of the By-Laws filed as Exhibit (b) to this Registration Statement is incorporated herein by reference.

Article XI Indemnification of Trustees, Officers, Employees and Other Agents.

         SECTION 1. AGENTS, PROCEEDINGS, EXPENSES. For the purpose of this Article, "agent" means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; "proceeding" means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals);and "expenses" includes, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

         SECTION 2. INDEMNIFICATION. Subject to the exceptions and limitations contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

         SECTION 3. LIMITATIONS, SETTLEMENTS. No indemnification shall be provided hereunder to an agent:

         (a) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

         (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

              (i) by the court or other body before which the proceeding was brought;

              (ii) by at least a majority of those Directors who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

              (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

         SECTION 4. INSURANCE, RIGHTS NOT EXCLUSIVE. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.

         SECTION 5. ADVANCE OF EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding shall be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Article XI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Directors who are neither Interested Persons of the Trust nor parties to the proceedings, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article XI.

         SECTION 6. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. The Article does not apply to any proceeding against any director, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such director, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 26.  Business and other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own or in the capacity of director, officer, employee, partner or trustee are as follows:

FRIENDS IVORY & SIME PLC

Friends Ivory & Sime plc ("FIS") is the Adviser for the Registrant. Their principal business address is 100 Wood Street, London, England, EC2V 7AN. FIS, a U.K. company, is an investment adviser registered under the Investment Advisers Act of 1940, as amended. FIS is also listed on the London Stock Exchange and is regulated by the Investment Management Regulatory Organization in the United Kingdom.

NAME AND POSITION WITH                                                                 CONNECTION WITH OTHER
INVESTMENT ADVISER                                  OTHER COMPANY                             COMPANY
------------------                                  -------------                           -----------
Howard Carter                                             --                                    --
Chief Executive Officer

Peter Arthur                                              --                                    --
Director,
Managing Director, UITs

John Stubbs                                      Friends Ivory & Sime                        Director
Director                                         International, Inc.

Kenneth Back                                              --                                    --
Director, COO

David Kinlock                                             --                                    --
Non-Exec. Chairman

Keith Satchell                                            --                                    --
Non-Exec. Director

Brian Sweetland                              Friends Provident Life Office             Director & Secretary
Non-Exec. Director

Christopher Jemmett                                       --                                    --
Non-Exec. Director

Kenneth Inglis                                            --                                    --
Non-Exec. Director

David Gray                                                --                                    --
Non-Exec. Director

Item 27.  Principal Underwriters


(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


         SEI Daily Income Trust                                        July 15, 1982
         SEI Liquid Asset Trust                                        November 29, 1982
         SEI Tax Exempt Trust                                          December 3, 1982
         SEI Index Funds                                               July 10, 1985
         SEI Institutional Managed Trust                               January 22, 1987
         SEI Institutional International Trust                         August 30, 1988
         The Advisors' Inner Circle Fund                               November 14, 1991
         STI Classic Funds                                             May 29, 1992
         The Arbor Fund                                                January 28, 1993
         Bishop Street Funds                                           January 27, 1995
         STI Classic Variable Trust                                    August 18, 1995
         ARK Funds                                                     November 1, 1995
         Huntington Funds                                              January 11, 1996
         SEI Asset Allocation Trust                                    April 1, 1996
         SEI Institutional Investments Trust                           June 14, 1996
         HighMark Funds                                                February 15, 1997
         Armada Funds                                                  March 8, 1997
         Expedition Funds                                              June 9, 1997
         Oak Associates Funds                                          February 27, 1998
         The Nevis Fund, Inc.                                          June 29, 1998
         CNI Charter Funds                                             April 1, 1999
         The Armada Advantage Fund                                     May 1, 1999
         Amerindo Funds Inc.                                           July 13, 1999
         Huntington VA Funds                                           October 15, 1999
         Friends Ivory Funds                                           December 16, 1999
         iShares Inc.                                                  January 28, 2000
         SEI Insurance Products Trust                                  March 29, 2000
         iShares Trust                                                 April 25, 2000
         Pitcairn Funds                                                August 1, 2000
         First Focus Funds, Inc.                                       October 1, 2000
         JohnsonFamily Funds, Inc.                                     November 1, 2000
         The MDL Funds                                                 January 24, 2001
         Causeway Capital Management Trust                             September 20, 2001


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").



(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           POSITION AND OFFICE                                          POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       ----------------                                             ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.  Location of Accounts and Records

        Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and
                  (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Adviser, Sub-Advisers and Custodian:

         ADVISER:

                  Friends Ivory & Sime plc
                  100 Wood Street
                  London, England  EC2V 7AN

         CUSTODIAN:

                  J.P. Morgan Chase & Co.
                  Chaseside
                  Bournemouth
                  Dourset  BH7 7DB

                  United Kingdom

Item 29.  Management Services

        Not applicable.

Item 30.  Undertakings

        Not applicable.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to Registration Statement No. 333-88287 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of London, Country of England on this 29th day of October, 2001.

                                               Friends Ivory Funds

                                         By:   /s/ John Edwards
                                               ---------------------------------
                                               John Edwards
                                               President

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacity on the dates indicated.


By:                   *                    Trustee             October 29, 2001
    --------------------------------
        Stephen Viederman

By:                   *                    Trustee             October 29, 2001
    --------------------------------
        Mark Boles

By:                   *                    Trustee             October 29, 2001
    --------------------------------
        Vidette Bullock Mixon

By:  /s/ John Edwards                      President           October 29, 2001
   ---------------------------------
        John Edwards

By:  /s/ James F. Volk                     Treasurer           October 29, 2001
   ---------------------------------
        James F. Volk

*By:  /s/ John Edwards
      ------------------------------
      John Edwards
      ATTORNEY-IN-FACT

                                  EXHIBIT INDEX


Name                                                         Exhibit Page
----                                                         ------------

Certificate of Trust of the Registrant, dated                EX-99.B(a)(1)
September 29, 1999 (incorporated herein by reference to Exhibit a(1) of the Initial Registration
Statement filed October 1, 1999).

Declaration of Trust of Friends Ivory & Sime Funds           EX-99.B(a)(2)
dated September 29, 1999 (incorporated herein by reference to Exhibit a(2) of the Initial
Registration Statement filed October 1, 1999).

By-Laws of the Registrant (incorporated herein by            EX-99.B(b)
reference to Exhibit (b) of the Initial Registration
Statement filed October 1, 1999).

Instruments defining rights of Security Holders              EX-99.B(c)
incorporated by reference to the Declaration of Trust of Friends Ivory & Sime Funds, filed via
EDGAR (Accession No. 0001047469-99-037533) on
October 1, 1999 as Exhibit (a)(2) to the
Registrant's Initial Registration Statement on
October 1, 1999, and the By-Laws, filed via EDGAR
(Accession No. 0001047469-99-037533) on October 1,
1999 as Exhibit (b) to the Registrant's Initial
Registration Statement on October 1, 1999.

Investment Advisory Agreement between the                    EX-99.B(d)(1)
Registrant and Friends Ivory & Sime, Inc. is hereby incorporated by reference to Exhibit (d)(1) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

Assignment & Assumption Agreement dated                      EX-99.B(d)(2)
September 30, 2001 is filed herewith.

Distribution Agreement between the Registrant and            EX-99.B(e)
SEI Investments Distribution Co. is hereby incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on
October 26, 2000.

Custodian Agreement between the Registrant and J.P.          EX-99.B(g)

Morgan Chase & Co. (formerly Chase Manhattan Bank) is hereby incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No.
0000912057-00-046063) on October 26, 2000.

Administration Agreement between the Registrant              EX-99.B(h)(1)
and SEI Investments Mutual Funds Services is hereby incorporated by reference to Exhibit (h)(1) of the Registrant's Post-Effective Amendment No. 1 as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

Transfer Agency Agreement between the Registrant             EX-99.B(h)(2)
and Forum Financial Services is hereby incorporated by reference to Exhibit (h)(2) of the Registrant's
Post-Effective Amendment No. 1 as filed via EDGAR
(Accession No. 0000912057-00-046063) on October 26,
2000.

Opinion and Consent of Counsel is filed herewith.            EX-99.B(i)

Consent of Independent Accountants is filed herewith.        EX-99.B(j)

Distribution Plan for the Retail Shares of the               EX-99.B(m)
Friends Ivory Funds (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of the Registrant's
Pre-Effective Amendment as filed via EDGAR on December 22, 1999.

Rule 18f-3 Multiple Class Plan is incorporated by            EX-99.B(o)
reference to Exhibit (o) of the Registrant's
Pre-Effective Amendment as filed via EDGAR on December 22, 1999.

Trust's Code of Ethics dated March 13, 2000 is               EX-99.B(p)(1)
hereby incorporated by reference to Exhibit (p)(1)
of the Registrant's Post-Effective Amendment No. 1
as filed via EDGAR (Accession No. 0000912057-00-046063) on October 26, 2000.

Code of Ethics of Friends Ivory & Sime plc dated             EX-99.B(p)(2)
December 31, 1999 is hereby incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective
Amendment No. 1 as filed via EDGAR (Accession
No. 0000912057-00-046063) on October 26, 2000.

Code of Ethics of SEI Investments Company, as                EX-99.B(p)(3)
amended December 2000, is hereby incorporated by reference to Exhibit (p)(1) of Post-Effective
Amendment No. 3 of SEI Insurance Products Trust's

Registration Statement on Form N-1A (File
Nos. 333-70013 and 811-09183), filed via EDGAR with the SEC (Accession No. 0000912057-01-511209) on
April 30, 2001.

Powers of Attorney for James Edwards, Stephen                EX-99.B(q)
Viederman, Mark Boles, Vidette Bullock Mixon, and
James F. Volk are filed herewith.